Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Changes in Qualified Settlement Funds accounts and product liability balance
The following table presents the changes in the QSFs and mesh liability accrual balance during the year ended December 31, 2017 (in thousands):

	Qualified Settlement Funds	Mesh Liability Accrual
Balance as of January 1, 2017	$275,987	$963,117
Additional charges	—	775,474
Cash contributions to Qualified Settlement Funds	668,306	—
Cash distributions to settle disputes from Qualified Settlement Funds	(632,176)	(632,176)
Cash distributions to settle disputes	—	(19,243)
Other	1,697	—
Balance as of December 31, 2017	$313,814	$1,087,172

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
A summary of minimum future rental payments required under capital and operating leases as of December 31, 2017 are as follows (in thousands):

	Capital Leases (1)(2)	Operating Leases
2018	$6,713	$13,888
2019	6,633	14,120
2020	6,564	13,505
2021	6,681	11,758
2022	6,831	11,212
Thereafter	14,126	23,703
Total minimum lease payments	$47,548	$88,186
Less: Amount representing interest	4,168
Total present value of minimum payments	$43,380
Less: Current portion of such obligations	6,713
Long-term capital lease obligations	$36,667
__________

(1)	The direct financing arrangement is included under Capital Leases.

(2)
We have entered into agreements to sublease certain properties. Most significantly, we sublease approximately 90,000 square feet of our Malvern, Pennsylvania headquarters and substantially all of our Chesterbrook, Pennsylvania facility. As of December 31, 2017, we expect to receive approximately $25.2 million in future minimum rental payments over the remaining terms of the Malvern and Chesterbrook subleases from 2018 until 2024. Amounts included in this table have not been reduced by the minimum sublease rentals.